Shareholder Report, Average Annual Return (Details) 1014019_Franklin U.S. Large Cap Multifactor Index ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	107 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin U.S. Large Cap Multifactor Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Large Cap Multifactor Index ETF (NAV)
Average Annual Return, Percent	21.27%	12.83%	13.51%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.19%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.74%	11.34%	13.55%
LibertyQ U.S. Large Cap Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LibertyQ U.S. Large Cap Equity Index
Average Annual Return, Percent	21.49%	12.99%	13.70%